Business combinations - Aldema (Detail) - Aldema - Fair value at acquisition date [member] € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Acquisition price paid in cash	€ 76
Goodwill	177
Total identified assets and liabilities	(101)
Assets	345
Property, plant and equipment	306
Inventory	17
Trade receivables	22
Liabilities	(446)
Financial debts	(295)
Trade payables	(34)
Other liabilities	€ (117)